REGULATORY CAPITAL (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
GAAP equity	$ 62,526	$ 65,368
Intangible assets, net	(2,366)	(3,069)
Unrealized (gain) loss on securities available for sale	520	1,060
Disallowed servicing rights (10%)	0	(72)
Disallowed deferred tax assets	(592)	(771)
Tier 1 capital	60,088	62,516
General allowance for loan losses	3,360	3,079
Risk-based capital	$ 63,448	$ 65,595